Cash and Cash Equivalents and Short-Term Financial Assets (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Summary of Cash and Cash Equivalents and Short-Term Financial Assets

	Cash and cash equivalents		Short-term financial assets
by currency	As of December 31, 2025	As of December 31, 2024	As of December 31, 2025	As of December 31, 2024
Swiss Franc	45,716	2,810	126,000	61,000
US Dollar	33,766	15,234	1,031	9,955
Euro	539	8,960	4,653	-
Iceland Krona	440	648	-	-
Other	868	56	-	-
Total	81,329	27,708	131,684	70,955